Advances - Schedule of Advances from Nonaffiliated Collaboration (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 18, 2008
Advances [Abstract]
Advances from nonaffiliated collaboration	$ 250	$ 250	$ 250	$ 250